SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 3,028,871	$ 2,826,537
Impairment loss	312,677	305,219
Impact of foreign exchange	10,363	6,425
Lease liability	33,285	46,998
Total deferred tax assets	3,385,196	3,185,179
Valuation allowance	(3,354,499)	(3,140,578)	$ (2,963,591)	$ (3,093,005)
Deferred tax assets, net of valuation allowance	30,697	44,601
Right of use asset	(30,697)	(44,601)
Total deferred tax liabilities	(30,697)	(44,601)
Total deferred tax assets, net